As filed with the Securities and Exchange Commission on May 6, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09447
Jacob Funds Inc.
(Exact name of Registrant as specified in charter)
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)
Ryan Jacob
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Name and address of agent for service)
(424)237-2164
Registrant’s telephone number, including area code
Date of fiscal year end: August 31
Date of reporting period: February 28, 2011

Item 1.  Report to Stockholders.

Jacob Internet Fund

Jacob Small Cap Growth Fund

Jacob Wisdom Fund

Semi-Annual Report
February 28, 2011

The Jacob Internet Fund and Jacob Small Cap Growth Fund are mutual funds with the primary investment objective of long-term growth of capital.
The Jacob Wisdom Fund is a mutual fund with the primary investment objective to maximize total investment return consisting of a combination of income and capital appreciation.
The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdown	4
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to the Financial Statements	23
Additional Information on Fund Expenses	38
Additional Information	40

Dear Fellow Investors,

Despite major challenges around the world, it’s becoming clearer that a global recovery is well underway. Importantly, employment figures have finally shown improvement in the past few months. The stock market has been volatile, but it is heartening that market averages have continued to post significant gains—in spite of the disaster in Japan, unrest in the Middle East, and sharply rising commodity prices.

The recent upward movement in stock prices may have some investors wondering whether the market is getting a bit ahead of itself. We at Jacob Funds feel confident that current levels are justified, noting that valuations remain well within historic norms. The key is that corporate earnings and cash flow are improving in lockstep with stock prices. As stock-pickers, this makes us optimistic about the current opportunities to invest in strong companies that are positioned for fast growth and high returns on invested capital, even if the economic recovery continues to be a bumpy ride.

Jacob Internet Fund

Jacob Internet Fund returned 36.84% in the past six months ending February 28, 2011, compared to the benchmark NASDAQ Composite Index which rose 31.61%.

Among the top drivers of our performance were two chip companies, both of which have nearly doubled since August—TriQuint Semiconductor and Cypress Semiconductor. TriQuint is a supplier of components to Apple for use in its iPhone and iPad products. Cypress’s touchscreen technology is used in mobile devices of many of the major players. With growth in the computer industry coming mainly from mobile devices, these manufacturers have seen their sales and backlogs go up significantly.

Also contributing to our outperformance were our two top Chinese holdings, SINA Corp. and Baidu.com. SINA has seen its growth explode after internally developing a service that is a hybrid of Twitter and Facebook. Meanwhile Baidu, the largest Chinese language internet search provider, continues to increase its margins and marketshare in the wake of Google’s exit from China. Baidu’s revenue growth has accelerated to over 90% annually and the positive impact on profitability has been even greater than we anticipated.

Another top performer is photo site Shutterfly, which is expanding its margins as its product mix moves away from photo prints toward consumer items such as photo books, calendars and mugs.

We added a new name in NetSpend, a fast-growing prepaid debit card company serving customers who lack established credit or are underserved by traditional banks. We also exited a few value names, including EarthLink, Global Solutions and TheStreet.com. While we still believe their prospects are good, we felt that there were better investment opportunities elsewhere.

Jacob Small Cap Fund

Jacob Small Cap fund enjoyed extremely strong performance for the six month period ending February 28, 2011, up 49.27%, while the Russell 2000 Growth Index was up 40.76%. The majority of our investments in this portfolio are in the technology, healthcare and energy sectors. Our favorite technology holdings in this fund include TriQuint and Cypress (see above).

Our performance was boosted by a name that is new to the portfolio, and which has become our largest holding. Amarin Corp. is a clinical stage biopharmaceutical company developing a prescription strength omega-3 fish oil drug for treating patients with high triglyceride levels. The existing FDA approved drug in this billion-dollar market, Lovaza, is reported to have an undesirable side effect of raising LDL (bad) cholesterol. Amarin’s drug is expected to have almost the same effectiveness without this side effect. Our confidence in this stock is high, due to the fact that the product has already received approval in Japan, which has very stringent safety standards.

Another top performer was Achillion, a biopharmaceutical company which has three new drugs in development to treat hepatitis C infection, a multi-billion dollar market with few good treatment options.

Our energy company holdings also did well, not surprisingly in a period when oil prices rose to over $100 a barrel—though we believe our companies would have performed well even if oil prices were stable. Brigham Exploration uses advanced seismic imaging techniques in the oil-rich Bakken region of North Dakota. A new name, Rosetta Resources, has significant acreage in Texas as well as in the newer Alberta Bakken region in Canada, where exploratory drilling has yielded promising data. We also bought three smaller speculative positions in the Alberta Bakken.

We have exited a couple of alternative energy names over the period, EnerNOC and American Semiconductor. While alternative energy is a hot investment area and these are interesting companies, we decided to step away from the risks of dealing in these heavily regulated industries where the economics are still too uncertain.

Jacob Wisdom Fund

Our conservatively-run Jacob Wisdom Fund rose 13.96% in the six month period ending February 28, 2011, though it underperformed the S&P 500 Index, which was up 26.48%.

This fund is designed to preserve capital in down markets, so not surprisingly its performance did not keep pace in such an exuberant market. Generally speaking, when more speculative sectors lead the market, it is more difficult for the fund to match most major indices. That being said, we are still pleased with the high returns for the fund over the last six months and believe we are well positioned for future growth. Many of our mid-sized holdings of stalwart companies—such as Wal-Mart Stores, McDonald’s, Anheuser-Busch InBev and Visa—showed solid returns of between 1% and 5%. Our mortgage REITs were also up slightly, while continuing to pay high dividends.

We made just a few changes to this low turnover portfolio during the period. We added a position in Unilever, while cutting back on competitor Procter & Gamble. While both companies sell home care and personal care products, Unilever also derives approximately half of its sales from food products, and has greater exposure to emerging markets (about 50%) than Procter & Gamble (about 30%). Unilever manufactures close to 400 brands and enjoys a higher return on invested capital—and sports a higher dividend yield—than Procter & Gamble.

We’ve also added significantly to our position in Wal-Mart Stores, a company which has consistently demonstrated excellent return on invested capital even while it has grown tremendously in the past 11 years. When the stock price dipped recently, we felt it was an attractive opportunity to add aggressively to the position. It is now a top five holding of ours.

Once again, we thank you for entrusting us with your investments, and we look forward to a bright future together.

Ryan Jacob
Chairman and Chief Investment Officer

Frank Alexander
Portfolio Manager

Past performance is not a guarantee of future results.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The Funds’ can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for complete fund holdings information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

The Funds are distributed by Quasar Distributors, LLC.

Jacob Internet Fund
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2011
(as a percentage of total investments)

Jacob Small Cap Growth Fund
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2011
(as a percentage of total investments)

Jacob Wisdom Fund
INDUSTRY BREAKDOWN AS OF FEBRUARY 28, 2011
(as a percentage of total investments)

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares				Value

	COMMON STOCKS		98.1%

	Internet—Commerce	26.0%
68,100	Bottomline Technologies, Inc.*			$1,505,691
40,000	Ctrip.com International Ltd.—ADR*^			1,550,800
32,121	Digital River, Inc.*			1,078,623
40,000	eBay Inc.*			1,340,200
104,000	Expedia, Inc.			2,065,440
4,500	Netflix, Inc.*(a)			930,015
113,410	Netspend Holdings, Inc.*(a)			1,486,805
10,000	New Oriental Education & Technology Group, Inc.—ADR*^			966,100
28,794	Shutterfly, Inc.*			1,229,504

				12,153,178

	Internet—Infrastructure	40.3%
7,000	Apple Computer, Inc.*			2,472,470
14,700	athenahealth Inc.*(a)			666,498
34,000	Broadcom Corporation—Class A			1,401,480
45,050	Cypress Semiconductor Corp.*			944,248
51,250	LogMeIn, Inc.*			1,839,362
25,500	Netlogic Microsystems Inc.*			1,055,445
54,800	NetScout Systems, Inc.*			1,369,452
600,558	Openwave Systems Inc.*			1,333,239
20,000	Red Hat, Inc.*			825,600
6,000	Salesforce.com, Inc.*			793,620
39,596	SanDisk Corporation*			1,963,961
67,447	Sourcefire Inc.*			1,827,814
26,500	SuccessFactors, Inc.*			951,615
100,000	TriQuint Semiconductor, Inc.*			1,425,000

				18,869,804

	Internet—Media	31.8%
20,000	Baidu.com, Inc.—ADR*^			2,423,200
65,757	Geeknet, Inc.*			1,841,202
4,000	Google Inc.*			2,453,600
491,951	Hollywood Media Corp.*			811,719
50,000	IAC/InterActiveCorp.*			1,553,500
25,500	SINA Corporation*^			2,082,585

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		98.1%

	Internet—Media—(continued)	31.8%
60,000	Tencent Holdings Limited (HK)			$1,595,472
127,874	Yahoo! Inc.*			2,097,134

				14,858,412

	TOTAL COMMON STOCKS (Cost $28,141,790)			45,881,394

Principal
Amount

	SHORT TERM INVESTMENTS		1.7%

	U.S. Treasury Bills	1.7%
$200,000	0.05%, 03/10/2011			199,997
200,000	0.05%, 03/31/2011			199,992
200,000	0.13%, 06/30/2011			199,911
200,000	0.16%, 08/25/2011			199,843

	TOTAL SHORT TERM INVESTMENTS (Cost $799,833)			799,743

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		0.4%

	Commercial Paper	0.4%
718,910	Ottimo Funding LLC, 4.71%, Due 10/27/11(b)			192,320

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $718,910)			192,320

	TOTAL INVESTMENTS (Cost $29,660,533)		100.2%	46,873,457
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.2)%	(116,880)

	TOTAL NET ASSETS		100.0%	$46,756,577

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob Funds’ Board of Directors.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares				Value

	COMMON STOCKS		92.1%

	Accommodation & Food Services	6.5%
6,000	Home Inns & Hotels Management, Inc—ADR*^			$202,860
11,000	7 Days Group Holdings Ltd.—ADR*^			208,010

				410,870

	Alternative Energy	3.0%
7,000	American Superconductor Corporation*			185,640

	Health Care Services & Supplies	7.6%
9,000	Bio-Reference Laboratories, Inc.*			188,280
22,000	Delcath Systems Inc.*			144,100
3,500	IPC The Hospitalist Co*			142,800

				475,180

	Internet Services	16.0%
4,100	Digital River, Inc.*			137,678
6,750	LogMeIn, Inc.*			242,258
14,058	Netspend Holdings, Inc.*			184,300
3,600	Shutterfly, Inc.*			153,720
3,500	SINA Corporation*^			285,845

				1,003,801

	Oil & Gas—Exploration & Production	17.8%
120,000	Bowood Energy Inc.* ^			65,462
9,000	Brigham Exploration Company*			329,220
20,000	DeeThree Exploration Ltd.* ^			96,753
8,000	Northern Oil and Gas, Inc.*			254,160
100,000	Primary Petroleum Corp.* ^			77,196
6,500	Rosetta Resources, Inc.*			294,840

				1,117,631

	Pharmaceuticals	19.3%
31,089	Achillion Pharmaceuticals Inc.*			180,627
50,000	AEterna Zentaris Inc.*^			91,000
50,000	Amarin Corporation PLC—ADR*^			386,500
20,000	Keryx Biopharmaceuticals, Inc.*			79,000
10,000	MAP Pharmaceuticals Inc.*			161,300

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		92.1%

	Pharmaceuticals—(continued)	19.3%
20,000	Rigel Pharmaceuticals, Inc.*			$139,800
26,000	Trius Therapeutics, Inc.*			174,980

				1,213,207

	Semiconductors	8.4%
6,000	Cypress Semiconductor Corporation*			125,760
3,500	Netlogic Microsystems Inc.*			144,865
18,000	TriQuint Semiconductor, Inc.*			256,500

				527,125

	Software	13.5%
1,900	athenahealth Inc.*			86,146
9,000	Bottomline Technologies, Inc.*			198,990
7,200	Netscout Systems, Inc.*			179,928
9,700	Sourcefire Inc.*			262,870
3,400	SuccessFactors, Inc.*			122,094

				850,028

	TOTAL COMMON STOCKS (Cost $4,111,181)			5,783,482

Shares/
Principal
Amount

	Warrants	0.0%
2,030	GreenHunter Energy, Inc.*(a)			203

	Total Warrants (Cost $0)			203

	SHORT TERM INVESTMENTS		2.4%

	U.S. Treasury Bills	2.4%
$50,000	0.05%, 03/31/2011			49,998
50,000	0.13%, 06/30/2011			49,978
50,000	0.16%, 08/25/2011			49,961

	TOTAL SHORT TERM INVESTMENTS (Cost $149,959)			149,937

	TOTAL INVESTMENTS (Cost $4,261,140)		94.5%	5,933,622
	OTHER ASSETS IN EXCESS OF LIABILITIES		5.5%	343,843

	TOTAL NET ASSETS		100.0%	$6,277,465

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Illiquid security — acquired through private placement.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares				Value

	COMMON STOCKS		99.2%

	Air Freight & Logistics	7.9%
3,000	C.H. Robinson Worldwide, Inc.			$217,170
4,500	Expeditors International of Washington, Inc.			215,100
6,000	United Parcel Service, Inc. (UPS)—Class B			442,800

				875,070

	Beverages	12.0%
5,000	Anheuser-Busch InBev NV—ADR^			280,150
7,800	The Coca-Cola Company			498,576
3,000	Diageo plc—ADR^			234,780
5,000	PepsiCo, Inc.			317,100

				1,330,606

	Commercial Banks	3.0%
20,000	Banco Latinoamericano de Comercio Exterior SA^			336,000

	Commercial Services & Supplies	4.7%
2,400	The Sherwin-Williams Company			197,088
10,000	Verisk Analytics, Inc.—Class A*			323,500

				520,588

	Consumer Finance	9.0%
6,000	American Express Company			261,420
12,000	Lender Processing Services, Inc.			408,840
4,500	Visa Inc.—Class A			328,725

				998,985

	Education	2.9%
3,300	New Oriental Education & Technology Group, Inc.—ADR*^			318,813

	Food & Staples Retailing	2.4%
3,500	Costco Wholesale Corporation			261,765

	Food Products	5.5%
6,000	Mead Johnson Nutrition Company			359,100
8,400	Unilever NV—NY Shares^			254,016

				613,116

	Health Care Equipment & Supplies	6.5%
3,000	Becton Dickinson & Company			240,000

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		99.2%

	Health Care Equipment & Supplies—(continued)	6.5%
3,600	C. R. Bard, Inc.			$351,936
2,000	Johnson & Johnson			122,880

				714,816

	Hotels, Restaurants & Leisure	2.4%
3,500	McDonald’s Corporation			264,880

	Household Products	3.4%
6,000	The Procter & Gamble Company			378,300

	Insurance	7.4%
2	Berkshire Hathaway Inc.—Class A*			262,600
6,000	The Chubb Corporation			364,080
3,000	Torchmark Corporation			195,750

				822,430

	Machinery	1.1%
2,063	WABCO Holdings Inc.*			120,541

	Oil, Gas & Consumable Fuels	7.8%
4,500	Exxon Mobil Corporation			384,885
12,000	Southwestern Energy Company*			473,760

				858,645

	Pharmaceuticals	2.8%
9,000	Sanofi-Aventis—ADR^			311,220

	Real Estate Investment Trusts (REITs)	13.5%
22,800	Annaly Capital Management Inc.			408,804
78,000	Anworth Mortgage Asset Corporation			556,920
15,000	Cypress Sharpridge Investments, Inc			186,900
40,000	MFA Financial, Inc.			338,800

				1,491,424

	Software	1.6%
5,000	MSCI Inc.—Class A*			177,500

	Specialty Retail	1.9%
4,000	Wal-Mart Stores, Inc.			207,920

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Shares/
Principal
Amount				Value

	COMMON STOCKS—(continued)		99.2%

	Textiles, Apparel & Luxury Goods	3.4%
4,200	Nike, Inc.—Class B			$373,926

	TOTAL COMMON STOCKS (Cost $9,357,344)			10,976,545

	SHORT TERM INVESTMENTS		0.1%

	U.S. Treasury Bills	0.1%
$15,000	0.16%, 08/25/2011			14,988

	TOTAL SHORT TERM INVESTMENTS (Cost $14,993)			14,988

	TOTAL INVESTMENTS (Cost $9,372,337)		99.3%	10,991,533
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.7%	79,134

	TOTAL NET ASSETS		100.0%	$11,070,667

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011 (Unaudited)

			Jacob
	Jacob		Small Cap	Jacob
	Internet Fund		Growth Fund	Wisdom Fund
Assets:
Investments, at value (cost $29,660,533, $4,261,140 and $9,372,337, respectively)	$46,873,457	(1)	$5,933,622	$10,991,533
Cash	921,882		372,276	130,344
Cash from securities lending broker (See Note 6)	100,815		—	—
Receivable for capital shares sold	26,419		—	300
Receivable for investments sold	640,043		62,344	—
Dividend Receivable	1,980		—	11,909
Other assets	19,625		25,224	19,656

Total Assets	48,584,221		6,393,466	11,153,742

Liabilities:
Payable for collateral received for securities loaned	819,726		—	—
Payable for securities purchased	582,928		53,062	—
Payable for capital shares repurchased	191,777		—	2,000
Payable to Adviser	59,824		—	—
Payable to Custodian	2,895		2,533	2,829
Payable for distribution expenses (See Note 7)	20,324		2,155	16,671
Accrued printing and mailing fees	21,607		3,208	1,278
Accrued transfer agent fees	54,782		11,973	19,569
Accrued expenses and other liabilities	73,781		43,070	40,728

Total Liabilities	1,827,644		116,001	83,075

Net Assets	$46,756,577		$6,277,465	$11,070,667

Net Assets Consist Of:
Capital Stock	$44,940,361		$21,316,990	$11,058,017
Undistributed net investment income	—		—	54,482
Accumulated net realized loss on investments	(15,396,708)		(16,712,007)	(1,661,028)
Net unrealized appreciation on investments	17,212,924		1,672,482	1,619,196

Total Net Assets	$46,756,577		$6,277,465	$11,070,667

Shares outstanding (20 billion shares of $0.001 par value authorized)	14,939,030		385,539	1,274,467

Net asset value, redemption price and offering price per share	$3.13		$16.28	$8.69

(1)	Includes securities out on loan to brokers with a market value of $786,827.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2011 (Unaudited)

		Jacob
	Jacob	Small Cap	Jacob
	Internet Fund	Growth Fund	Wisdom Fund

Investment Income
Dividend income	$38,616	$—	$189,878	(1)
Interest income	191	43	—
Securities lending income	8,269	—	—

Total Investment Income	47,076	43	189,878

Expenses
Investment advisory fee	270,391	24,452	28,385
Distribution expenses (See Note 7)	75,710	9,509	19,870
Administration fee	23,642	19,200	20,462
Fund accounting fees	14,837	13,837	14,540
Transfer agent fees	86,604	15,996	20,586
Custody fees	3,801	3,065	3,271
Federal and state registration	15,885	14,154	16,316
Insurance expense	9,300	6,890	3,006
Audit fees	7,471	7,371	7,355
Legal fees	42,397	12,894	14,484
Reports to shareholders	28,884	3,089	6,873
Directors’ fees and expenses	34,373	3,961	8,588
Other	181	255	45

Total Expenses	613,476	134,673	163,781
Expense Waiver (See Note 5)	—	(24,452)	(28,385)
Expense Recoupment (See Note 5)	24,647	—	—

Net expenses	638,123	110,221	135,396

Net Investment Income (Loss)	(591,047)	(110,178)	54,482

Realized and Unrealized Gain on Investments
Net realized gain on investments	3,015,106	588,895	78,971
Change in net unrealized appreciation/depreciation on investments	10,460,729	1,523,880	1,353,865

Net realized and unrealized gain on investments	13,475,835	2,112,775	1,432,836

Net Increase in Net Assets Resulting from Operations	$12,884,788	$2,002,597	$1,487,318

(1)	Net of foreign tax withheld of $728 for Wisdom Fund.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2011	August 31, 2010
	(Unaudited)

Operations:
Net investment loss	$(591,047)	$(892,853)
Net realized gain on investments	3,015,106	374,166
Change in net unrealized appreciation/depreciation on investments	10,460,729	5,557,792

Net increase in net assets resulting from operations	12,884,788	5,039,105

Capital Share Transactions: (Note 3)
Proceeds from shares sold	4,263,961	2,607,596
Cost of shares redeemed	(5,452,101)	(9,504,225)
Redemption fees	1,512	2,907

Net decrease in net assets resulting from capital share transactions	(1,186,628)	(6,893,722)

Net Increase (Decrease) in Net Assets	11,698,160	(1,854,617)
Net Assets:
Beginning of period	35,058,417	36,913,034

End of period	$46,756,577	$35,058,417

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	February 28, 2011	August 31, 2010*
	(Unaudited)

Operations:
Net investment loss	$(110,178)	$(234,241)
Net realized gain on investments	588,895	1,514,092
Change in net unrealized appreciation/depreciation on investments	1,523,880	(1,331,963)

Net increase (decrease) in net assets resulting from operations	2,002,597	(52,112)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	734,764	551,595
Cost of shares redeemed	(533,449)	(4,747,889)
Redemption fees	527	61

Net increase (decrease) in net assets resulting from capital share transactions	201,842	(4,196,233)

Net Increase (Decrease) in Net Assets	2,204,439	(4,248,345)
Net Assets:
Beginning of period	4,073,026	8,321,371

End of period	$6,277,465	$4,073,026

*	The Jacob Small Cap Growth Fund’s predecessor Fund had a fiscal year end of September 30, so the activity began on October 1, 2009 and the numbers shown above were for the eleven month period.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	February 28, 2011	August 31, 2010*
	(Unaudited)
Operations:
Net investment income	$54,482	$23,502
Net realized gain (loss) on investments	78,971	(186,905)
Change in net unrealized appreciation/depreciation on investments	1,353,865	168,807

Net increase in net assets resulting from operations	1,487,318	5,404

Distributions to Shareholders:
From net realized gain	(23,502)	—

Total distributions to shareholders	(23,502)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	22,790	168,755
Proceeds from reinvestment of distribution	18,963	—
Cost of shares redeemed	(1,619,940)	(751,818)
Redemption fees	4	—

Net decrease in net assets resulting from capital share transactions	(1,578,183)	(583,063)

Net Decrease in Net Assets	(114,367)	(577,659)
Net Assets:
Beginning of period	11,185,034	11,762,693

End of period**	$11,070,667	$11,185,034

** Includes undistributed net investment income of:	$54,482	$23,502

*	The Jacob Wisdom Fund’s predecessor Fund had a fiscal year end of May 31, so the activity began on June 1, 2010 and the numbers shown above were for the three month period.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	February 28, 2011		August 31, 2010		August 31, 2009		August 31, 2008		August 31, 2007		August 31, 2006
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$2.28		$1.99		$2.07		$2.71		$2.47		$2.06

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(1)	(0.06	)(1)	(0.06	)(1)	0.02	(2)	(0.01	)(1)	(0.03)
Net realized and unrealized gains (losses) on investments	0.89		0.35		(0.02)		(0.59)		0.28		0.44

Total from investment operations	0.85		0.29		(0.08)		(0.57)		0.27		0.41

Less distributions from net investment income	—		—		—		(0.07)		(0.03)		—

Net asset value, end of period	$3.13		$2.28		$1.99		$2.07		$2.71		$2.47

Total return	36.84%	(5)	14.57%		(3.86)%		(21.63)%		11.06%		19.90%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$46,757		$35,058		$36,913		$44,516		$77,518		$73,106
Ratio of gross operating expenses (prior to waiver or recoupment) to average net assets	2.84%	(4)(6)	3.06%		3.71%		2.69%		2.36%		2.42%
Ratio of net operating expenses (after waiver or recoupment) to average net assets	2.95%	(6)	2.96%	(4)	3.64%	(4)	2.65%	(3)	2.26%	(3)	2.35%	(3)
Ratio of net investment income (loss) (prior to waiver or recoupment) to average net assets	(2.62)%	(4)(6)	(2.49)%		(3.54)%		0.86%		(0.26)%		(1.65)%
Ratio of net investment income (loss) (after waiver or recoupment) to average net assets	(2.73)%	(6)	(2.39)%	(4)	(3.47)%	(4)	0.90%	(3)	(0.16)%	(3)	(1.58)%	(3)
Portfolio turnover rate	26.74%	(5)	52.09%		106.98%		80.46%		91.44%		125.99%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.
(4)	For the period January 1, 2009 through January 2, 2012, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s expense ratio exceeds 2.95%.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

			October 1, 2009
	Six Months Ended		Through		Year Ended		Year Ended		Year Ended		Year Ended
	February 28, 2011		August 31, 2010(1)		September 30, 2009		September 30, 2008		September 30, 2007		September 30, 2006
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$10.90		$11.16		$13.82		$21.94		$15.81		$16.16

Income (loss) from investment operations:
Net investment loss	(0.29	)(3)	(0.48	)(2)	(0.17	)(2)	(0.29	)(3)	(0.31	)(2)	(0.27	)(2)
Net realized and unrealized gain (loss) on investments	5.67		0.22		(2.49)		(7.83)		6.44		(0.08)

Total from investment operations	5.38		(0.26)		(2.66)		(8.12)		6.13		(0.35)

Net asset value, end of period	$16.28		$10.90		$11.16		$13.82		$21.94		$15.81

Total return	49.27%	(7)	(2.33)%	(7)	(19.25)%		(37.01)%		38.77%		(2.17)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,277		$4,073		$8,321		$31,907		$50,378		$40,627
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	4.96%	(8)	5.43%	(4)(5)(8)	2.64%	(4)(5)	1.86%	(4)	1.83%	(4)	1.73%	(4)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	4.06%	(6)(8)	4.82%	(4)(5)(6)(8)	2.64%	(4)(5)	1.86%	(4)	1.83%	(4)	1.73%	(4)
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets	(4.96)%	(8)	(5.21)%	(8)	(1.87)%		(1.56)%		(1.72)%		(1.61)%
Ratio of net investment loss (after waiver or reimbursements) to average net assets	(4.06)%	(6)(8)	(4.60)%	(5)(6)(8)	(1.87)%	(5)	(1.56)%		(1.72)%		(1.61)%
Portfolio turnover rate	54.08%	(7)	228.16%	(7)	307.06%		246.41%		231.96%		246.66%

(1)	The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Jacob Small Cap Growth Fund on February 1, 2010. At the time of the reorganization, the adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC. The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended August 31, 2010 and the years ended September 30, 2009, 2008, 2007, 2006 and 2005 was 0.02%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02%, respectively.
(5)	Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.
(6)	Effective February 1, 2010 (date of reorganization) and for a period of two years following the reorganization, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.90% of the average daily net assets, to the extent that the Fund’s operating expenses exceed 2.45% of average daily net assets.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND
FINANCIAL HIGHLIGHTS

			June 1, 2010
	Six Months Ended		Through		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2011		August 31, 2010(1)		May 31, 2010(2)	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
	(Unaudited)

Net asset value, beginning of period	$7.65		$7.65		$6.48	$10.34	$13.28	$12.16	$12.72

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.02		0.00	(0.02)	(0.11)	(0.10)	0.00 (4)
Net realized and unrealized gain (loss) on securities	1.03		(0.02)		1.18	(3.23)	(1.13)	2.29	0.22

Total from investment operations	1.06		0.00		1.18	(3.25)	(1.24)	2.19	0.22

Less distributions:
Dividends from net investment income	—		—		—	—	—	—	(0.06)
Distributions from capital gains	(0.02)		—		(0.01)	(0.61)	(1.70)	(1.07)	(0.72)

Total distributions	(0.02)		—		(0.01)	(0.61)	(1.70)	(1.07)	(0.78)

Net asset value, end of period	$8.69		$7.65		$7.65	$6.48	$10.34	$13.28	$12.16

Total return	13.96%	(5)	0.00%	(5)	18.24%	(31.46)%	(9.77)%	18.59%	1.66%
Net assets, end of period (in thousands)	$11,071		$11,185		$11,763	$4,315	$8,539	$12,154	$12,842
Ratios of:
Gross operating expenses (prior to waiver or reimbursements) to average net assets(3)	2.88%	(6)	3.22%	(6)	4.24%	3.44%	2.72%	2.48%	2.28%
Net operating expenses (after waiver or reimbursements) to average net assets(3)	2.38%	(3)(6)	2.72%	(6)	3.14%	2.75%	2.71%	2.48%	2.28%
Net investment income (loss) (prior to waiver or reimbursements) to average net assets	0.46%	(6)	0.30%	(6)	(0.80)%	(0.86)%	(0.90)%	(0.76)%	0.07%
Net investment income (loss) (after waiver or reimbursements) to average net assets	0.96%	(3)(6)	0.80%	(6)	0.30%	(0.17)%	(0.89)%	(0.76)%	0.07%
Portfolio turnover rate	5.05%	(5)	6.50%	(5)	60.69%	37.12%	30.89%	10.72%	19.03%

(1)	The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)	The financial highlights set forth herein include the historical financial highlights of the Wisdom Fund. The Wisdom Fund was reorganized into Jacob Wisdom Fund on February 18, 2010. On December 1, 2009, the adviser changed from Atlanta Investment Counsel, LLC to Jacob Asset Management of New York LLC. Information prior to February 18, 2010 reflects the performance of the Wisdom Fund’s Class B shares. The return of capital listed in Note 4 was paid out of the Wisdom Fund’s Institutional Class and Investor Class.
(3)	Effective February 18, 2010 (date of reorganization) and for a period of two years following the reorganization, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.50% of the average daily net assets, to the extent that the Fund’s operating expenses exceed 1.95% of average daily net assets. Prior to November 30, 2009, the previous adviser agreed to waive operating expenses over 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and 12b-1 fees.
(4)	No effect to net investment income due to reimbursement of $10,752 by the previous adviser for certain trade errors.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2011 (Unaudited)

NOTE 1—DESCRIPTION OF FUND

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Wisdom Fund (the “Wisdom Fund”), collectively the “Funds” and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund is long-term growth of capital. The primary investment objective of the Wisdom Fund is to maximize total investment return consisting of a combination of income and capital appreciation. The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund), and the Jacob Wisdom Fund commenced operations when it acquired the assets and liabilities of the Wisdom Fund on February 18, 2010 in a reorganization transaction (the Jacob Wisdom Fund is the successor fund to the Wisdom Fund).

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

The Funds adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 28, 2011:

	Level 1	Level 2	Level 3	Total

Common Stock
Internet—Commerce	$12,153,178	$—	$—	$12,153,178
Internet—Infrastructure	18,869,804	—	—	18,869,804
Internet—Media	14,858,412	—	—	14,858,412

Total Common Stock	45,881,394	—	—	45,881,394

Short Term Investments
U.S. Treasury Bills	—	799,743	—	799,743

Total Short Term Investments	—	799,743	—	799,743
Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	—	—	192,320	192,320

Total Investments Purchased With Cash Proceeds From Securities Lending	—	—	192,320	192,320

Total Investments in Securities	$45,881,394	$799,743	$192,320	$46,873,457

*	There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
Description	in Securities

Balance as of August 31, 2010	$193,118
Accrued discounts/premiums	—
Realized gain (loss)	(694)
Change in unrealized appreciation (depreciation)	19,528
Net purchases (sales)	(19,632)
Transfers in and/or out of Level 3*	—

Balance as of February 28, 2011	$192,320

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

*	The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 28, 2011:

	Level 1	Level 2	Level 3	Total

Common Stock
Accommodation & Food Services	$410,870	$—	$—	$410,870
Alternative Energy	185,640	—	—	185,640
Health Care Services and Supplies	475,180	—	—	475,180
Internet Services	1,003,801	—	—	1,003,801
Oil & Gas-Exploration & Production	1,117,631	—	—	1,117,631
Pharmaceuticals	1,213,207	—	—	1,213,207
Semiconductors	527,125	—	—	527,125
Software	850,028	—	—	850,028

Total Common Stock	5,783,482	—	—	5,783,482

Warrants	—	203	—	203

Short Term Investments
U.S. Treasury Bills	—	149,937	—	149,937

Total Short Term Investments	—	149,937	—	149,937

Total Investments in Securities	$5,783,482	$150,140	$—	$5,933,622

*	There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

The following is a summary of the inputs used to value the Wisdom Fund’s investments as of February 28, 2011:

	Level 1	Level 2	Level 3	Total

Common Stock
Air Freight & Logistics	$875,070	$—	$—	$875,070
Beverages	1,330,606	—	—	1,330,606
Commercial Banks	336,000	—	—	336,000
Commercial Services & Supplies	520,588	—	—	520,588
Consumer Finance	998,985	—	—	998,985
Education	318,813	—	—	318,813
Food & Staples Retailing	261,765	—	—	261,765
Food Products	613,116	—	—	613,116
Health Care Equipment & Supplies	714,816	—	—	714,816
Hotels, Restaurants & Leisure	264,880	—	—	264,880
Household Products	378,300	—	—	378,300
Insurance	822,430	—	—	822,430
Machinery	120,541	—	—	120,541
Oil, Gas & Consumable Fuels	858,645	—	—	858,645
Pharmaceuticals	311,220	—	—	311,220
Real Estate Investment Trusts	1,491,424	—	—	1,491,424
Software	177,500	—	—	177,500
Specialty Retail	207,920	—	—	207,920
Textiles, Apparel & Luxury Goods	373,926	—	—	373,926

Total Common Stock	10,976,545	—	—	10,976,545
Short Term Investments
U.S. Treasury Bills	—	14,988	—	14,988

Total Short Term Investments	—	14,988	—	14,988

Total Investments in Securities	$10,976,545	$14,988	$—	$10,991,533

*	There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued. These standards were intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. These standards do not have any impact on the

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

Funds’ financial statement disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

In May 2009, the Financial Accounting Standards Board (“FASB”) issued subsequent event standards. The Funds adopted these standards which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

(b) Repurchase Agreements—The Funds may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Funds’ acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Funds’ money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Funds may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Funds seek their rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Funds’ rights.

(c) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds adopted accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of February 28, 2011. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of February 28, 2011. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. Major jurisdictions for the Funds only relate to federal tax years. As of February 28, 2011, open federal tax years include the tax years ended August 31, 2007 through August 31, 2010 for the Internet Fund, the tax years ended September 30, 2007 through September 2010 and period ended August 31, 2010 for the Small Cap Growth Fund and the tax years ended May 31, 2007 through May 31, 2010 and period ended August 31, 2010 for the Wisdom Fund.

(h) Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 28, 2011 there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended
	February 28, 2011
	Shares	Amount

Sales	1,437,076	$4,263,961
Redemptions	(1,892,623)	(5,452,101)
Redemption Fees	—	1,512

Net Decrease	(455,547)	$(1,186,628)

Shares Outstanding:
Beginning of period	15,394,577

End of period	14,939,030

	Year Ended
	August 31, 2010
	Shares	Amount

Sales	1,163,307	$2,607,596
Redemptions	(4,295,385)	(9,504,225)
Redemption Fees	—	2,907

Net Decrease	(3,132,078)	$(6,893,722)

Shares Outstanding:
Beginning of period	18,526,655

End of period	15,394,577

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

Transactions in shares of the Small Cap Growth Fund were as follows:

	Six Months Ended
	February 28, 2011
	Shares	Amount
Sales	47,763	$734,764
Redemptions	(35,960)	(533,449)
Redemption Fees	—	527

Net Increase	11,803	$201,842

Shares Outstanding
Beginning of period	373,736

End of period	385,539

	October 1, 2009*
	Through
	August 31, 2010
	Shares	Amount
Sales	46,886	$551,595
Redemptions	(418,856)	(4,747,889)
Redemption Fees	—	61

Net Decrease	(371,970)	$(4,196,233)

Shares Outstanding
Beginning of period	745,706

End of period	373,736

	Year Ended
	September 30, 2009
	Shares	Amount
Sales	396,759	$3,717,444
Redemptions	(1,959,349)	(18,909,229)
Redemption Fees	—	14,509

Net Decrease	(1,562,590)	$(15,177,276)

Shares Outstanding
Beginning of period	2,308,296

End of period	745,706

*	The Small Cap Growth Fund’s predecessor Fund had a fiscal year end of September 30, so the activity began on October 1, 2009.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

Transactions in shares of the Wisdom Fund were as follows:

	Six Months Ended
	February 28, 2011
	Shares	Amount
Sales	2,645	$22,790
Reinvestments	2,184	18,963
Redemptions	(192,925)	(1,619,940)
Redemption Fees	—	4

Net Decrease	(188,096)	$(1,578,183)

Shares Outstanding
Beginning of period	1,462,563

End of period	1,274,467

	June 1, 2010*
	Through
	August 31, 2010
	Shares	Amount
Sales	21,685	$168,755
Reinvestments	—	—
Redemptions	(97,107)	(751,818)

Net Decrease	(75,422)	$(583,063)

Shares Outstanding
Beginning of period	1,537,985

End of period	1,462,563

	Year Ended
	May 31, 2010
	Shares	Amount
Sales	174,779	$1,402,974
Net shares issued as part of Reorganization	62,778	—
Reinvestments	4,561	37,169
Redemptions	(466,437)	(3,563,889)
Redemption Fees	—	39

Net Decrease	(224,319)	$(2,123,707)

Shares Outstanding
Beginning of period	1,762,304

End of period	1,537,985

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

*	The Wisdom Fund’s had a fiscal year end of May 31, which was the Predecessor Fund’s year end, so the activity began on June 1, 2010. The fiscal year end was changed to August 31 to align with the other Jacob Funds.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. As of February 28, 2011, two shareholders own greater than 10% of the Wisdom Fund’s outstanding shares.

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 28, 2011 for the Internet Fund, the Small Cap Growth Fund and the Wisdom Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales

Jacob Internet Fund	$11,041,615	$13,592,363
Jacob Small Cap Growth Fund	2,681,987	2,959,021
Jacob Wisdom Fund	563,015	2,268,858

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 28, 2011.

At August 31, 2010, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Wisdom
	Fund	Growth Fund	Fund
Cost of Investments	$30,172,192	$3,874,939	$10,984,202

Gross unrealized appreciation	11,869,845	478,810	938,731
Gross unrealized depreciation	(6,873,866)	(366,085)	(673,400)

Net unrealized appreciation	$4,995,979	$112,725	$265,331

Undistributed ordinary income	—	—	23,502
Undistributed long-term capital gain	—	—	—

Total distributable earnings	$—	—	$23,502

Other accumulated losses	$(16,655,598)	$(17,265,025)	$(1,739,999)

Total accumulated losses	$(11,659,619)	$(17,152,300)	$(1,451,166)

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales. At August 31, 2010, the Funds had accumulated net realized capital loss carryovers as follows:

Internet	Small Cap	Wisdom
Fund	Growth Fund	Fund	Expiration

$—	$2,765,334	$—	8/31/2011
9,281,045	8,454,402	1,304,999	8/31/2017
6,513,248	6,045,289	435,000	8/31/2018

$15,794,293	$17,265,025	$1,739,999

To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2010, the Internet Fund and Small Cap Growth Fund had $89,876,360 and $87,076 in capital loss carryover expire, respectively. At August 31, 2010, the Internet Fund had net realized losses from transactions between November 1, 2009 and August 31, 2010 of $861,305, which were deferred for tax purposes and were recognized on September 1, 2010.

The Internet Fund made no distributions during the six months ended February 28, 2011 and during the fiscal year ended August 31, 2010. The Small Cap Growth Fund made no distributions during the six months ended February 28, 2011, during the period from October 1, 2009 through August 31, 2010 and during the fiscal year ended September 30, 2009. The Wisdom Fund paid $23,502 out of capital gains during the six months ended February 28, 2011. The Wisdom Fund made no distributions during the period from June 1, 2010 through August 31, 2010 and paid $20,060 as a return of capital and paid $18,597 out of capital gains during the year ended May 31, 2010.

NOTE 5—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets, 0.90% of the Small Cap Growth Fund’s average daily net assets and 0.50% of the Wisdom Fund’s average daily net assets.

Effective January 1, 2009, the Adviser has contractually agreed to waive up to 0.10% of the average daily net assets from its advisory fee to the extent the Internet Fund’s total annual operating expenses exceed 2.95% of the average daily net assets through January 2, 2012. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the six months ended February 28, 2011, fees of $24,647 were recouped by the Adviser.

Effective February 1, 2010 (date of reorganization of the Small Cap Growth Fund), the Adviser has contractually agreed for a period of two years to waive its advisory fees in an amount up to an annual rate of 0.90% of the Small Cap Growth Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses exceed 2.45% of average daily net assets. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Small Cap Growth Fund’s expenses to exceed 2.45%. For the six months ended February 28, 2011, fees of $24,452 were waived by the Adviser.

Effective February 18, 2010 (date of reorganization of the Wisdom Fund), the Adviser has contractually agreed for a period of two years to waive its advisory fees in an amount up to an annual rate of 0.50% of the Fund’s average daily net assets, to the extent that the Wisdom Fund’s total annual operating expenses exceed 1.95% of average daily net assets. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Wisdom Fund’s expenses to exceed 1.95%. For the six months ended February 28, 2011, fees of $28,385 were waived by the Adviser.

Following is a schedule of when fees may be recouped:

Internet	Small Cap	Wisdom
Fund	Growth Fund	Fund	Expiration

$—	$—	$17,306	May 31, 2013
32,645	25,607	14,645	August 31, 2013
—	24,452	28,385	August 31, 2014

$32,645	$50,059	$60,336

The Rockland Small Cap Growth Fund was the predecessor fund of the Small Cap Growth Fund. All performance and operations reported for the period prior to February 1, 2010 represent the activity of the Rockland Small Cap Growth Fund.

The Wisdom Fund was the predecessor fund of the Jacob Wisdom Fund. All performance and operations reported for the periods prior to February 18, 2010 represent the activity of the Wisdom Fund.

Gould Investment Partners, LLC (“Gould”) was the adviser of the Rockland Small Cap Growth Fund (prior to February 1, 2010). Under terms of the former advisory agreement, Gould received a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. Effective September 1, 2009, Gould agreed to voluntarily waive 0.25% of its advisory fee until the reorganization of the Rockland Small Cap Growth Fund into the Small Cap Growth Fund. For the period from October 1, 2009 through January 31, 2010, fees of $5,612 were waived by Gould.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

Atlanta Investment Counsel, LLC (“AIC”) was the adviser of the Wisdom Fund (prior to December 1, 2009). Under terms of the former advisory agreement, AIC received a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. AIC agreed to voluntarily waive all or a portion of its advisory fee and to reimburse fees and expense to the extent the Wisdom Fund’s total annual operating expenses exceeded 1.75% of the average daily net assets, exclusive of interest, taxes, brokerage fees and 12b-1 fees.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.) serves as the securities lending agent.

NOTE 6—SECURITIES LENDING

The Funds may lend portfolio securities equal in value to up to 33% of their total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, Inc. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Funds continue to receive interest or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management, Inc. received no income from the Internet Fund for its securities lending administrative services during the six months ended February 28, 2011. The Small Cap Growth Fund and Wisdom Fund did not participate in securities lending during the six months ended February 28, 2011.

As of February 28, 2011, the Internet Fund had loaned securities that were collateralized by cash proceeds that the borrower paid to the Internet Fund. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral and by an indemnification by the securities lending agent, the Internet Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Internet Fund is also exposed to market risk on the investments it purchases with the proceeds of the cash collateral. As of February 28, 2011, the value of the Internet Fund’s securities on loan was $786,827. The cost of the related collateral was $718,910 and the fair value of the investments purchased was $192,320. An amount of $100,815 of the collateral was not invested and held in cash. As of February 28, 2011, the Internet Fund had experienced $526,590 of unrealized depreciation and $694 of realized loss on the investments it purchased with proceeds of the cash collateral.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
February 28, 2011 (Unaudited)

Fund will compensate the Adviser up to 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Internet Fund incurred $75,710 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2011. At February 28, 2011, $20,324 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses for the Internet Fund.

The Corporation, on behalf of the Small Cap Growth Fund and Wisdom Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Wisdom Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $9,509 and the Wisdom Fund incurred $19,870 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2011. At February 28, 2011, $2,155 and $16,671 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses for the Small Cap Growth Fund and Wisdom Fund, respectively.

NOTE 8—	SUBSEQUENT EVENTS

In connection with the preparation of the Funds’ financial statements, management has evaluated subsequent events after February 28, 2011. There have been no significant subsequent events since February 28, 2011 that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 28, 2011 for the Internet Fund, Small Cap Growth Fund and Wisdom Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days for the Internet Fund and 90 days for the Small Cap Growth Fund and Wisdom Fund following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/10–2/28/11) for the Internet Fund, Small Cap Growth Fund and Wisdom Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days for the Internet Fund and 90 days for the Small Cap Growth Fund and Wisdom Fund following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

Internet Fund

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/10	Value 2/28/11	9/1/10–2/28/11*

Actual	$1,000.00	$1,368.40	$17.32
Hypothetical (5% annual return before expenses)	$1,000.00	$997.67	$14.61

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.95% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/10	Value 2/28/11	9/1/10–2/28/11*

Actual	$1,000.00	$1,492.70	$25.09
Hypothetical (5% annual return before expenses)	$1,000.00	$992.16	$20.05

*	Expenses are equal to the Small Cap Growth Fund’s annualized expense ratio of 4.06% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Wisdom Fund

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 9/1/10	Value 2/28/11	9/1/10–2/28/11*

Actual	$1,000.00	$1,139.60	$12.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.49	$11.81

*	Expenses are equal to the Wisdom Fund’s annualized expense ratio of 2.38% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION

Approval of the Investment Advisory Agreement

During the fiscal quarter ended November 30, 2010, the Board of Directors, including all of the independent Directors, approved the renewal of the Investment Advisory Agreement between Jacob Funds Inc., on behalf of the Jacob Internet Fund (the “Internet Fund”), and Jacob Asset Management of New York LLC for an additional year. In reaching this decision, the Board took into account a combination of factors, including the nature, extent and quality of services provided by the Adviser; the Internet Fund’s performance; the Internet Fund’s fees and expenses; the costs of the services to be provided and the profits realized by the Adviser and the extent to which economies of scale would be realized as the Internet Fund grows. The Board did not identify any single factor as all-important or controlling, and this summary does not detail all of the matters considered.

In evaluating the nature, extent and quality of services provided by the Adviser, the Board concluded that the experience and capabilities of the portfolio managers and research team dedicated to the continued management of the Internet Fund were sufficient and beneficial to the Internet Fund, as evidenced by the Internet Fund’s performance record over varying periods. The Board also concluded that the Adviser had sufficient resources dedicated to the operation and management of the Internet Fund.

The Board considered the Adviser’s ability to manage the Internet Fund while also managing the Jacob Small Cap Growth Fund and Jacob Wisdom Fund. The Board reviewed the Adviser’s financial condition and considered the economics associated with the advisory fees and waivers for all of the Funds. The Board concluded that the Adviser had appropriate resources to continue managing the Internet Fund. The Board also concluded that the Adviser was not experiencing economies of scale at the Internet Fund’s current asset levels.

The Board reviewed the advisory fees and overall expenses of the Internet Fund and discussed the difference in fees and expenses compared to the Small Cap Growth Fund and Wisdom Fund, as well as other funds within the Internet Fund’s peer group. The Board discussed the allocation of expenses among the three Funds and the manner in which each Fund bears its appropriate share of the expenses.

In considering the various factors, the Board’s fiduciary duties to the Internet Fund’s shareholders and the body of law governing the approval of investment advisory agreements, the independent Directors received assistance and advice from independent counsel. Based upon its review of such material and information together with such other information as it deemed relevant, the Board, including a majority of the independent Directors, concluded that the Adviser had demonstrated the capability and resources to perform the duties required under the Investment Advisory Agreement, the compensation payable to the Adviser was fair and reasonable, and the compensation and other terms were in the best interests of the Internet Fund and its shareholders.

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Advisor
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Wisdom Fund is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-Jacob-fx (522-6239)
www.Jacobmutualfunds.com

Semi-Annual
Report
February 28, 2011

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

Item 11. Controls and Procedures.
(a)	The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. The Registrant has posted its Code of Ethics on its website at www.jacobmutualfunds.com

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President

Date	5/4/11

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President

Date	5/4/11

By (Signature and Title)	/s/ Francis Alexander
Francis Alexander, Treasurer

Date	5/4/11

3